Pensions and other post-retirement benefits - Current Asset Allocation (Details)	Dec. 31, 2017
Domestic defined benefit plans | United Kingdom
Disclosure of fair value of plan assets [line items]
Total equity (including private equity)	43.00%
Bonds/cash (including LDI)	50.00%
Property/real estate	7.00%
Foreign defined benefit plans | US
Disclosure of fair value of plan assets [line items]
Total equity (including private equity)	50.00%
Bonds/cash (including LDI)	50.00%
Property/real estate	0.00%